Quarterly Holdings Report
for
Fidelity® Series Intrinsic Opportunities Fund
October 31, 2024
O2T-NPRT1-1224
1.951017.111
Common Stocks - 94.6%
	Shares	Value ($)
AUSTRIA - 0.5%
Materials - 0.5%
Construction Materials - 0.4%
Wienerberger AG	326,700	9,843,692
Containers & Packaging - 0.1%
Mayr Melnhof Karton AG	47,300	4,193,221
TOTAL AUSTRIA		14,036,913
CANADA - 0.5%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Alimentation Couche-Tard Inc	276,700	14,429,696
CHINA - 0.6%
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Sinopharm Group Co Ltd H Shares	3,877,437	9,659,825
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Kingboard Holdings Ltd	1,955,000	4,733,960
VSTECS Holdings Ltd	5,261,700	3,042,433
		7,776,393
TOTAL CHINA		17,436,218
FRANCE - 1.2%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Maisons du Monde SA (b)(c)	240,700	1,045,976
Mr Bricolage SA (a)	144,948	1,217,191
		2,263,167
Consumer Staples - 0.0%
Food Products - 0.0%
Societe LDC SADIR	17,300	1,262,128
Energy - 0.5%
Energy Equipment & Services - 0.0%
Vallourec SACA (a)	37,400	612,262
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE ADR	201,083	12,579,753
TOTAL ENERGY		13,192,015

Industrials - 0.3%
Ground Transportation - 0.3%
Stef SA	65,760	9,828,282
Information Technology - 0.3%
IT Services - 0.3%
Sopra Steria Group	39,800	7,610,813
TOTAL FRANCE		34,156,405
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Mercedes-Benz Group AG	33,100	2,010,848
Industrials - 0.2%
Machinery - 0.2%
JOST Werke SE (b)(c)	113,400	5,341,092
TOTAL GERMANY		7,351,940
GREECE - 0.6%
Consumer Discretionary - 0.3%
Distributors - 0.1%
Autohellas Tourist and Trading SA	237,000	2,928,571
Specialty Retail - 0.2%
JUMBO SA	184,600	4,919,567
TOTAL CONSUMER DISCRETIONARY		7,848,138

Consumer Staples - 0.3%
Personal Care Products - 0.3%
Sarantis SA	790,584	9,476,734
TOTAL GREECE		17,324,872
HONG KONG - 0.2%
Communication Services - 0.1%
Media - 0.1%
Pico Far East Holdings Ltd	10,600,000	2,506,998
Financials - 0.1%
Consumer Finance - 0.1%
Aeon Credit Service Asia Co Ltd	4,561,940	3,426,224
Materials - 0.0%
Chemicals - 0.0%
EcoGreen International Group Ltd (d)	1,000,000	1
TOTAL HONG KONG		5,933,223
INDIA - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Euro Ceramics Ltd (a)(d)	5,000	62
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Redington Ltd	739,442	1,704,921
TOTAL INDIA		1,704,983
IRELAND - 0.2%
Industrials - 0.2%
Trading Companies & Distributors - 0.2%
AerCap Holdings NV	70,400	6,585,920
ITALY - 0.2%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Brembo NV	25,000	262,120
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
MARR SpA (e)	377,200	4,390,203
TOTAL ITALY		4,652,323
JAPAN - 2.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Daikyonishikawa Corp	8,053	33,565
Specialty Retail - 0.2%
ARCLANDS CORP	525,000	5,736,024
TOTAL CONSUMER DISCRETIONARY		5,769,589

Consumer Staples - 0.1%
Food Products - 0.1%
S Foods Inc	68,100	1,243,168
Household Products - 0.0%
Transaction Co Ltd	32,500	526,063
TOTAL CONSUMER STAPLES		1,769,231

Financials - 0.0%
Financial Services - 0.0%
Zenkoku Hosho Co Ltd	42,500	1,535,682
Industrials - 1.1%
Air Freight & Logistics - 0.1%
Hamakyorex Co Ltd	380,800	3,103,492
Machinery - 0.3%
Daiwa Industries Ltd	598,600	5,661,792
Tocalo Co Ltd	149,700	1,741,387
		7,403,179
Professional Services - 0.1%
Altech Corp (e)	35,953	650,889
Quick Co Ltd	93,627	1,234,871
Will Group Inc	102,800	659,932
		2,545,692
Trading Companies & Distributors - 0.6%
ITOCHU Corp	213,300	10,551,488
Mitani Corp	517,300	6,361,988
Totech Corp	65,643	1,124,627
		18,038,103
TOTAL INDUSTRIALS		31,090,466

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Riken Keiki Co Ltd	50,800	1,439,258
IT Services - 0.1%
TDC Soft Inc	293,414	2,370,768
Semiconductors & Semiconductor Equipment - 0.3%
Renesas Electronics Corp	556,600	7,457,506
Software - 0.1%
Cresco Ltd	211,200	1,692,141
System Research Co Ltd	187,600	1,764,093
		3,456,234
Technology Hardware, Storage & Peripherals - 0.1%
MCJ Co Ltd	366,800	3,436,880
TOTAL INFORMATION TECHNOLOGY		18,160,646

Materials - 0.2%
Chemicals - 0.2%
C Uyemura & Co Ltd	86,800	6,032,811
TOTAL JAPAN		64,358,425
KOREA (SOUTH) - 0.2%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Ace Bed Co Ltd	18,008	359,799
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InBody Co Ltd	27,900	493,330
Value Added Technology Co Ltd	55,500	915,143
		1,408,473
Materials - 0.2%
Chemicals - 0.2%
Soulbrain Co Ltd	29,800	4,356,416
TOTAL KOREA (SOUTH)		6,124,688
MEXICO - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Genomma Lab Internacional SAB de CV	1,947,600	2,600,758
NETHERLANDS - 0.6%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Acomo NV	207,900	3,934,892
Financials - 0.5%
Capital Markets - 0.0%
Van Lanschot Kempen NV depository receipt	24,700	1,129,775
Insurance - 0.5%
ASR Nederland NV	106,100	5,028,426
NN Group NV	141,002	6,931,013
		11,959,439
TOTAL FINANCIALS		13,089,214

TOTAL NETHERLANDS		17,024,106
NORWAY - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Europris ASA (b)(c)	616,426	3,816,168
Financials - 0.0%
Banks - 0.0%
Sparebank 1 Oestlandet	24,500	350,789
TOTAL NORWAY		4,166,957
PUERTO RICO - 0.7%
Financials - 0.7%
Banks - 0.3%
First BanCorp/Puerto Rico	441,700	8,515,976
Financial Services - 0.4%
EVERTEC Inc	350,300	11,475,828
TOTAL PUERTO RICO		19,991,804
SINGAPORE - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Hour Glass Ltd/The	1,753,400	2,066,406
Industrials - 0.0%
Construction & Engineering - 0.0%
Boustead Singapore Ltd	1,502,225	1,169,284
TOTAL SINGAPORE		3,235,690
SPAIN - 0.4%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
CIE Automotive SA	274,100	7,334,546
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Logista Integral SA	124,500	3,805,439
TOTAL SPAIN		11,139,985
SWEDEN - 0.6%
Industrials - 0.6%
Electrical Equipment - 0.4%
AQ Group AB	936,520	11,831,151
Trading Companies & Distributors - 0.2%
Alligo AB B Shares	357,987	4,233,530
Momentum Group AB B Shares	113,727	1,921,326
		6,154,856
TOTAL SWEDEN		17,986,007
UNITED KINGDOM - 1.3%
Communication Services - 0.1%
Media - 0.1%
WPP PLC	327,600	3,443,379
Consumer Discretionary - 0.7%
Broadline Retail - 0.4%
B&M European Value Retail SA	1,089,700	5,446,221
Next PLC	44,200	5,579,682
		11,025,903
Diversified Consumer Services - 0.0%
Photo-Me International PLC	357,100	978,483
Specialty Retail - 0.3%
JD Sports Fashion PLC	5,006,300	8,004,663
TOTAL CONSUMER DISCRETIONARY		20,009,049

Industrials - 0.5%
Passenger Airlines - 0.3%
JET2 PLC	427,663	7,924,337
Trading Companies & Distributors - 0.2%
RS GROUP PLC	643,149	5,763,694
TOTAL INDUSTRIALS		13,688,031

TOTAL UNITED KINGDOM		37,140,459
UNITED STATES - 84.1%
Communication Services - 1.2%
Interactive Media & Services - 0.3%
Cars.com Inc (a)	655,100	10,475,048
Media - 0.9%
Comcast Corp Class A	339,800	14,839,066
Nexstar Media Group Inc	25,057	4,408,027
Thryv Holdings Inc (a)	420,244	6,043,109
		25,290,202
TOTAL COMMUNICATION SERVICES		35,765,250

Consumer Discretionary - 10.2%
Automobile Components - 1.9%
Adient PLC (a)	728,300	14,223,699
Aptiv PLC (a)	166,500	9,462,195
Lear Corp	116,200	11,127,312
Patrick Industries Inc	163,613	20,611,966
		55,425,172
Automobiles - 0.9%
General Motors Co	230,300	11,690,028
Harley-Davidson Inc	413,600	13,214,520
Stellantis NV (e)	108,100	1,472,322
		26,376,870
Broadline Retail - 0.7%
eBay Inc	125,700	7,229,007
Kohl's Corp (e)	359,900	6,650,952
Macy's Inc	409,600	6,283,264
		20,163,223
Diversified Consumer Services - 0.2%
H&R Block Inc	47,500	2,837,175
Laureate Education Inc	175,496	3,015,021
		5,852,196
Household Durables - 1.4%
DR Horton Inc	36,000	6,084,000
Helen of Troy Ltd (a)	202,400	12,882,760
Tempur Sealy International Inc	246,600	11,814,606
TopBuild Corp (a)	26,900	9,505,922
		40,287,288
Leisure Products - 0.4%
BRP Inc Subordinate Voting Shares	48,100	2,371,577
Brunswick Corp/DE	121,300	9,672,462
		12,044,039
Specialty Retail - 2.1%
Academy Sports & Outdoors Inc	236,600	12,033,476
Advance Auto Parts Inc (e)	185,000	6,602,650
Dick's Sporting Goods Inc	82,500	16,149,375
Sally Beauty Holdings Inc (a)	696,600	9,055,800
Sportsman's Warehouse Holdings Inc (a)	261,000	681,210
Ulta Beauty Inc (a)	28,000	10,331,440
Valvoline Inc (a)	185,000	7,451,800
		62,305,751
Textiles, Apparel & Luxury Goods - 2.6%
Crocs Inc (a)	23,400	2,522,988
Kontoor Brands Inc (e)	246,990	21,149,754
Levi Strauss & Co Class A	624,400	10,670,996
Oxford Industries Inc (e)	77,800	5,649,836
PVH Corp	122,300	12,041,658
VF Corp (e)	494,900	10,249,379
Wolverine World Wide Inc	987,300	15,194,547
		77,479,158
TOTAL CONSUMER DISCRETIONARY		299,933,697

Consumer Staples - 3.0%
Beverages - 0.8%
Primo Water Corp (United States)	948,300	24,873,909
Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings Inc (a)	166,800	14,132,964
Performance Food Group Co (a)	220,600	17,923,751
Sprouts Farmers Market Inc (a)	104,401	13,408,220
		45,464,935
Food Products - 0.6%
Armanino Foods of Distinction Inc	136,328	951,569
Lamb Weston Holdings Inc	210,000	16,314,900
		17,266,469
TOTAL CONSUMER STAPLES		87,605,313

Energy - 6.8%
Energy Equipment & Services - 0.5%
Cactus Inc Class A	229,400	13,601,126
Oil, Gas & Consumable Fuels - 6.3%
Antero Resources Corp (a)	938,500	24,288,380
Chord Energy Corp	173,300	21,679,830
Civitas Resources Inc	182,008	8,880,170
CONSOL Energy Inc	50,500	5,601,460
Diamondback Energy Inc	156,500	27,664,505
Enterprise Products Partners LP	334,000	9,572,440
Expand Energy Corp (e)	249,722	21,156,448
Gulfport Energy Corp (a)	26,600	3,682,504
Northern Oil & Gas Inc	333,200	12,078,500
Ovintiv Inc	675,300	26,471,760
Range Resources Corp (e)	804,200	24,150,126
Unit Corp	9,900	307,940
		185,534,063
TOTAL ENERGY		199,135,189

Financials - 21.5%
Banks - 10.3%
ACNB Corp	17,500	735,000
Associated Banc-Corp	987,800	23,450,372
Bar Harbor Bankshares	183,272	5,892,195
Cadence Bank	616,200	20,599,566
Camden National Corp (e)	44,243	1,855,994
Citigroup Inc	192,400	12,346,308
East West Bancorp Inc	131,800	12,849,182
First Foundation Inc	98,200	660,886
FNB Corp/PA	1,021,900	14,817,550
Greene County Bancorp Inc (e)	166,755	4,669,140
KeyCorp	873,800	15,073,050
Nicolet Bankshares Inc	70,200	7,138,638
Plumas Bancorp	133,092	5,524,649
QCR Holdings Inc	150,600	11,912,460
Southern Missouri Bancorp Inc	92,800	5,503,040
Synovus Financial Corp	415,900	20,740,933
Union Bankshares Inc/Morrisville VT	12,700	368,046
United Community Banks Inc/GA	599,700	17,067,462
US Bancorp	330,200	15,951,962
Washington Trust Bancorp Inc	149,200	5,092,196
Webster Financial Corp	408,900	21,181,020
Wells Fargo & Co	903,100	58,629,252
West BanCorp Inc (e)	164,600	3,550,422
Wintrust Financial Corp	134,000	15,529,260
		301,138,583
Capital Markets - 4.3%
AllianceBernstein Holding LP	379,800	14,071,590
Federated Hermes Inc Class B	389,300	15,622,609
Lazard Inc Class A	402,100	21,307,279
LPL Financial Holdings Inc	46,700	13,177,806
Raymond James Financial Inc	229,400	34,001,668
SEI Investments Co	21,800	1,629,768
Stifel Financial Corp	242,900	25,169,298
		124,980,018
Consumer Finance - 1.3%
Discover Financial Services	148,132	21,987,233
OneMain Holdings Inc	324,000	16,093,080
		38,080,313
Financial Services - 1.2%
Corpay Inc (a)	84,000	27,696,480
Federal Agricultural Mortgage Corp Class C	37,500	6,872,625
		34,569,105
Insurance - 4.4%
American Financial Group Inc/OH	109,800	14,156,514
First American Financial Corp	134,900	8,653,835
Hartford Financial Services Group Inc/The	92,900	10,259,876
Primerica Inc	46,000	12,733,260
Reinsurance Group of America Inc	153,000	32,295,240
Selective Insurance Group Inc	202,400	18,381,968
Stewart Information Services Corp	111,499	7,671,131
Unum Group	401,100	25,742,598
		129,894,422
TOTAL FINANCIALS		628,662,441

Health Care - 8.2%
Biotechnology - 0.9%
Gilead Sciences Inc	296,900	26,370,658
Health Care Equipment & Supplies - 0.5%
DENTSPLY SIRONA Inc	686,900	15,915,473
Health Care Providers & Services - 5.9%
Centene Corp (a)	52,000	3,237,520
Cigna Group/The	14,100	4,438,821
CVS Health Corp	291,000	16,429,860
Elevance Health Inc	58,100	23,574,656
Henry Schein Inc (a)	208,600	14,649,978
Labcorp Holdings Inc	108,800	24,835,776
Quest Diagnostics Inc	82,600	12,788,958
Tenet Healthcare Corp (a)	36,332	5,632,187
UnitedHealth Group Inc	72,200	40,756,900
Universal Health Services Inc Class B	122,200	24,966,682
		171,311,338
Life Sciences Tools & Services - 0.5%
ICON PLC (a)	71,800	15,947,498
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co	169,300	9,441,861
Elanco Animal Health Inc (a)	107,800	1,362,592
		10,804,453
TOTAL HEALTH CARE		240,349,420

Industrials - 12.9%
Aerospace & Defense - 0.9%
Cadre Holdings Inc (e)	275,200	9,568,704
Huntington Ingalls Industries Inc	89,900	16,627,904
		26,196,608
Air Freight & Logistics - 0.0%
Radiant Logistics Inc (a)(e)	144,808	962,973
Building Products - 1.3%
Builders FirstSource Inc (a)	90,400	15,494,560
Hayward Holdings Inc (a)	959,752	15,605,568
Janus International Group Inc (a)	1,088,548	8,011,713
		39,111,841
Commercial Services & Supplies - 1.2%
Brady Corp Class A	116,700	8,302,038
Civeo Corp	192,958	4,949,373
CoreCivic Inc (a)	371,500	5,130,415
VSE Corp (e)	164,000	16,829,680
		35,211,506
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (a)	92,300	1,873,690
Electrical Equipment - 1.4%
Acuity Brands Inc	65,400	19,665,126
Allient Inc	175,000	3,025,750
GrafTech International Ltd (a)(e)	1,824,800	3,102,160
nVent Electric PLC	117,900	8,791,803
Sensata Technologies Holding PLC	182,200	6,256,748
		40,841,587
Ground Transportation - 0.2%
Proficient Auto Logistics Inc	158,585	1,298,811
Universal Logistics Holdings Inc	73,929	3,107,975
		4,406,786
Machinery - 2.9%
Blue Bird Corp (a)	30,200	1,271,722
Crane Co	31,100	4,891,408
Enpro Inc	53,800	7,833,818
Esab Corp	93,800	11,541,152
Gates Industrial Corp PLC (a)	287,900	5,570,865
Hillenbrand Inc	504,300	13,893,465
Miller Industries Inc/TN (e)	118,600	7,784,904
Terex Corp	218,800	11,314,148
Timken Co/The	236,100	19,596,300
		83,697,782
Professional Services - 2.9%
Barrett Business Services Inc	169,200	6,123,348
CACI International Inc (a)	10,800	5,967,648
Concentrix Corp	92,224	3,920,442
Genpact Ltd	647,400	24,711,258
KBR Inc	263,600	17,663,836
Maximus Inc	162,400	14,037,856
Science Applications International Corp	91,100	13,144,819
		85,569,207
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply Inc (a)	202,700	18,662,589
Core & Main Inc Class A (a)	247,100	10,941,588
Ferguson Enterprises Inc	38,800	7,633,512
Global Industrial Co	193,796	5,141,408
GMS Inc (a)	6,711	603,252
Rush Enterprises Inc Class A	307,050	17,372,889
		60,355,238
TOTAL INDUSTRIALS		378,227,218

Information Technology - 10.5%
Electronic Equipment, Instruments & Components - 6.0%
Advanced Energy Industries Inc	214,500	23,279,685
Belden Inc	180,200	20,519,374
CDW Corp/DE	57,000	10,729,110
Crane NXT Co (e)	421,100	22,853,097
Flex Ltd (a)	430,915	14,939,823
Insight Enterprises Inc (a)	73,147	12,794,873
Jabil Inc	114,200	14,056,878
Methode Electronics Inc	436,900	3,809,768
Sanmina Corp (a)	3,200	224,320
TD SYNNEX Corp	213,250	24,598,388
Vontier Corp	690,300	25,596,324
		173,401,640
IT Services - 1.6%
Amdocs Ltd	261,600	22,954,092
Cognizant Technology Solutions Corp Class A	333,600	24,883,224
		47,837,316
Semiconductors & Semiconductor Equipment - 1.8%
Diodes Inc (a)	225,800	13,204,784
Micron Technology Inc	108,200	10,782,130
MKS Instruments Inc	178,700	17,750,271
Skyworks Solutions Inc	130,300	11,411,674
		53,148,859
Technology Hardware, Storage & Peripherals - 1.1%
Dell Technologies Inc Class C	70,300	8,691,189
Seagate Technology Holdings PLC	241,800	24,269,466
		32,960,655
TOTAL INFORMATION TECHNOLOGY		307,348,470

Materials - 6.3%
Chemicals - 3.1%
Axalta Coating Systems Ltd (a)	639,100	24,234,672
Celanese Corp	129,100	16,262,727
Element Solutions Inc	345,600	9,365,760
LyondellBasell Industries NV Class A1	298,400	25,916,040
Tronox Holdings PLC	1,306,100	15,829,932
		91,609,131
Construction Materials - 0.8%
Eagle Materials Inc	64,200	18,326,532
RHI Magnesita NV	139,500	5,774,093
		24,100,625
Containers & Packaging - 1.8%
International Paper Co	262,500	14,579,250
Packaging Corp of America	62,700	14,354,538
Silgan Holdings Inc	446,000	23,076,040
		52,009,828
Metals & Mining - 0.6%
Arch Resources Inc Class A	29,364	4,309,460
Warrior Met Coal Inc (e)	189,100	11,937,883
		16,247,343
TOTAL MATERIALS		183,966,927

Real Estate - 1.8%
Industrial REITs - 0.2%
STAG Industrial Inc Class A	197,800	7,373,984
Real Estate Management & Development - 1.0%
Jones Lang LaSalle Inc (a)	98,415	26,666,528
Landbridge Co LLC Class A	35,200	1,974,720
		28,641,248
Residential REITs - 0.6%
Camden Property Trust	71,500	8,278,985
Mid-America Apartment Communities Inc	62,800	9,504,152
		17,783,137
TOTAL REAL ESTATE		53,798,369

Utilities - 1.7%
Electric Utilities - 1.7%
PG&E Corp	2,525,500	51,065,610
TOTAL UNITED STATES		2,465,857,904
TOTAL COMMON STOCKS (Cost $2,126,362,026)		2,773,239,276

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.87	138,270,137	138,297,791
Fidelity Securities Lending Cash Central Fund (f)(g)	4.87	92,058,160	92,067,366
TOTAL MONEY MARKET FUNDS (Cost $230,365,157)			230,365,157

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $2,356,727,183)	3,003,604,433
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(71,616,844)
NET ASSETS - 100.0%	2,931,987,589

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,203,236 or 0.3% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,203,236 or 0.3% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	161,947,230	164,612,257	188,261,696	1,012,070	-	-	138,297,791	0.3%
Fidelity Securities Lending Cash Central Fund	67,563,946	137,475,571	112,972,151	14,496	-	-	92,067,366	0.4%
Total	229,511,176	302,087,828	301,233,847	1,026,566	-	-	230,365,157

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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